Equity-Based Compensation - Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award (Parenthetical) (Detail) (Performance Units [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Units Vested		121.00%
Performance estimate for units granted	100.00%	100.00%
Estimated Forfeiture Rate	10.00%	10.00%